Consolidated condensed cash flow statements (Parenthetical) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019
Consolidated cash flow statements [Abstract]
Proceeds from investments in contracted concessional assets	$ 60.8	$ 14.8